Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
Accrued liabilities consisted of the following as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Accrued project costs	$61,689	$27,097
Accrued compensation and related expenses	15,939	8,855
Other accrued expenses	16,431	10,198
	$94,059	$46,150